SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Leasing Bancolombia S.A. Compania de Financiamiento [Member]
Country of incorporation of subsidiary	[1]	Colombia
The type of business of subsidiary		Leasing
Proportion of ownership interest in subsidiary		0.00%		0.00%		100.00%
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Trust
Proportion of ownership interest in subsidiary		98.81%		98.81%		98.81%
Banca de Inversion Bancolombia S.A. Corporacion Financiera [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Investment banking
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Valores Bancolombia S.A. Comisionista de Bolsa [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Securities brokerage
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Compania de financiamiento Tuya S.A [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Financial services
Proportion of ownership interest in subsidiary		0.00%		0.00%		99.99%
Renting Colombia S.A.S. before Renting Colombia S.A. [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Operating leasing
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Transportempo S.A.S. [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Transportation
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Valores Simesa S.A. [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Investments
Proportion of ownership interest in subsidiary		68.57%		68.57%		68.57%
Inversiones CFNS S.A.S. [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Investments
Proportion of ownership interest in subsidiary		99.94%		99.94%		99.94%
BIBA Inmobiliaria S.A.S. [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Real estate broker
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Vivayco S.A.S. [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Portfolio Purchase
Proportion of ownership interest in subsidiary		0.00%		0.00%		74.95%
FCP Fondo Colombia Inmobiliario. [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Real estate broker
Proportion of ownership interest in subsidiary		63.47%		62.55%		50.21%
Patrimonio Autonomo Cartera LBC. [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Loan management
Proportion of ownership interest in subsidiary		0.00%		0.00%		100.00%
Prosicol S.A.S. In liquidation [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Pre-operating stage
Proportion of ownership interest in subsidiary		0.00%		68.57%		68.57%
Fideicomiso Lote Abelardo Castro. [Member]
Country of incorporation of subsidiary		Colombia
The type of business of subsidiary		Mercantil trust
Proportion of ownership interest in subsidiary		68.23%		68.23%		68.23%
Bancolombia Panama S.A. [Member]
Country of incorporation of subsidiary		Panama
The type of business of subsidiary		Banking
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Valores Bancolombia Panama S.A. [Member]
Country of incorporation of subsidiary	[2]	Panama
The type of business of subsidiary	[2]	Securities brokerage
Proportion of ownership interest in subsidiary		0.00%		0.00%		100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa [Member]
Country of incorporation of subsidiary		Panama
The type of business of subsidiary		Investments
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Banagricola S.A. [Member]
Country of incorporation of subsidiary		Panama
The type of business of subsidiary		Holding
Proportion of ownership interest in subsidiary		99.16%		99.16%		99.16%
Banistmo S.A. [Member]
Country of incorporation of subsidiary		Panama
The type of business of subsidiary		Banking
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Banistmo Investment Corporation S.A. [Member]
Country of incorporation of subsidiary		Panama
The type of business of subsidiary		Trust
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Financomer S.A. [Member]
Country of incorporation of subsidiary		Panama
The type of business of subsidiary		Financial services
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Leasing Banistmo S.A. [Member]
Country of incorporation of subsidiary		Panama
The type of business of subsidiary		Leasing
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Valores Banistmo S.A. before Valores Bancolombia Panama S.A. [Member]
The type of business of subsidiary		Purchase and sale of securities
Banistmo Capital Markets Group Inc. [Member]
Country of incorporation of subsidiary	[3]	Panama
The type of business of subsidiary	[3]	Purchase and sale of securities
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Williamsburg International Corp. [Member]
Country of incorporation of subsidiary	[3]	Panama
The type of business of subsidiary	[3]	Real estate broker
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Van Dyke Overseas Corp. [Member]
Country of incorporation of subsidiary	[3]	Panama
The type of business of subsidiary	[3]	Real estate broker
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Anavi Investment Corporation S.A. [Member]
Country of incorporation of subsidiary		Panama
The type of business of subsidiary	[3]	Real estate broker
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Desarrollo de Oriente S.A. [Member]
Country of incorporation of subsidiary	[3]	Panama
The type of business of subsidiary	[3]	Real estate broker
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Steens Enterpresies S.A. [Member]
Country of incorporation of subsidiary	[3]	Panama
The type of business of subsidiary	[3]	Portfolio holder
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Ordway Holdings S.A. [Member]
Country of incorporation of subsidiary	[3]	Panama
The type of business of subsidiary	[3]	Real estate broker
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Banistmo Asset Management Inc. [Member]
Country of incorporation of subsidiary	[4]	Panama
The type of business of subsidiary	[4]	Purchase and sale of securities
Proportion of ownership interest in subsidiary		0.00%	[4]	100.00%		100.00%
Inmobiliaria Bickford S.A. [Member]
Country of incorporation of subsidiary	[3]	Panama
The type of business of subsidiary	[3]	Real estate broker
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Financiera Flash S.A. [Member]
Country of incorporation of subsidiary	[5]	Panama
The type of business of subsidiary	[5]	Financial services
Proportion of ownership interest in subsidiary		0.00%		0.00%	[5]	100.00%
Grupo Financomer S.A. [Member]
Country of incorporation of subsidiary	[5]	Panama
The type of business of subsidiary	[5]	Financial services
Proportion of ownership interest in subsidiary		0.00%	[1]	0.00%	[5]	100.00%
Securities Banistmo S.A. [Member]
Country of incorporation of subsidiary	[6]	Panama
The type of business of subsidiary	[6]	Purchase and sale of securities
Proportion of ownership interest in subsidiary		0.00%	[6]	0.00%	[6]	100.00%
Banco Agricola S.A. [Member]
Country of incorporation of subsidiary		El Salvador
The type of business of subsidiary		Banking
Proportion of ownership interest in subsidiary		97.36%		97.36%		97.36%
Arrendadora Financiera S.A. Arfinsa [Member]
Country of incorporation of subsidiary		El Salvador
The type of business of subsidiary		Leasing
Proportion of ownership interest in subsidiary		97.37%		97.36%		97.36%
Credibac S.A. de C.V. [Member]
Country of incorporation of subsidiary		El Salvador
The type of business of subsidiary		Credit card services
Proportion of ownership interest in subsidiary		97.36%		97.36%		97.36%
Valores Banagricola S.A. de C.V. [Member]
Country of incorporation of subsidiary		El Salvador
The type of business of subsidiary		Securities brokerage
Proportion of ownership interest in subsidiary		98.89%		98.89%		98.89%
Inversiones Financieras Banco Agricola S.A. IFBA [Member]
Country of incorporation of subsidiary		El Salvador
The type of business of subsidiary		Investments
Proportion of ownership interest in subsidiary		98.89%		98.89%		98.89%
Gestora de Fondos de Inversion Banagricola S.A. [Member]
Country of incorporation of subsidiary		El Salvador
The type of business of subsidiary		Administers investment funds
Proportion of ownership interest in subsidiary		98.89%		98.89%		0.00%
Arrendamiento Operativo CIB S.A.C. [Member]
Country of incorporation of subsidiary	[7]	Peru
The type of business of subsidiary	[7]	Operating leasing
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Fondo de Inversion en Arrendamiento Operativo - Renting Peru [Member]
Country of incorporation of subsidiary	[8]	Peru
The type of business of subsidiary	[8]	Operating leasing
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Capital Investments SAFI S.A. [Member]
Country of incorporation of subsidiary	[7]	Peru
The type of business of subsidiary	[7]	Trust
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
FiduPeru S.A. Sociedad Fiduciaria [Member]
Country of incorporation of subsidiary	[7]	Peru
The type of business of subsidiary	[7]	Trust
Proportion of ownership interest in subsidiary		98.81%		98.81%		98.81%
Leasing Peru S.A. [Member]
Country of incorporation of subsidiary	[8]	Peru
The type of business of subsidiary	[8]	Leasing
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Banagricola Guatemala S.A. [Member]
Country of incorporation of subsidiary		Guatemala
The type of business of subsidiary		Outsourcing
Proportion of ownership interest in subsidiary		99.16%		99.16%		99.16%
Banco Agromercantil de Guatemala S.A. [Member]
Country of incorporation of subsidiary		Guatemala
The type of business of subsidiary		Banking
Proportion of ownership interest in subsidiary		60.00%		60.00%		60.00%
Mercom Bank Ltd. [Member]
Country of incorporation of subsidiary		Barbados
The type of business of subsidiary		Banking
Proportion of ownership interest in subsidiary		60.00%		60.00%		60.00%
Seguros Agromercantil de Guatemala S.A. [Member]
Country of incorporation of subsidiary		Guatemala
The type of business of subsidiary		Insurance company
Proportion of ownership interest in subsidiary		59.17%		59.17%		59.17%
Financiera Agromercantil S.A. [Member]
Country of incorporation of subsidiary		Guatemala
The type of business of subsidiary		Financial services
Proportion of ownership interest in subsidiary		60.00%		60.00%		60.00%
Agrovalores S.A. [Member]
Country of incorporation of subsidiary		Guatemala
The type of business of subsidiary		Securities brokerage
Proportion of ownership interest in subsidiary		60.00%		60.00%		60.00%
Tarjeta Agromercantil S.A. In liquidation [Member]
Country of incorporation of subsidiary	[9]	Guatemala
The type of business of subsidiary	[9]	Credit Card
Proportion of ownership interest in subsidiary		0.00%	[9]	60.00%		60.00%
Arrendadora Agromercantil S.A. [Member]
Country of incorporation of subsidiary		Guatemala
The type of business of subsidiary		Operating Leasing
Proportion of ownership interest in subsidiary		60.00%		60.00%		60.00%
Agencia de Seguros y Fianzas Agromercantil S.A. [Member]
Country of incorporation of subsidiary		Guatemala
The type of business of subsidiary		Insurance company
Proportion of ownership interest in subsidiary		60.00%		60.00%		60.00%
Asistencia y Ajustes S.A. [Member]
Country of incorporation of subsidiary		Guatemala
The type of business of subsidiary		Services
Proportion of ownership interest in subsidiary		60.00%		60.00%		60.00%
Serproba S.A. [Member]
Country of incorporation of subsidiary		Guatemala
The type of business of subsidiary		Maintenance and remodelling services
Proportion of ownership interest in subsidiary		60.00%		60.00%		60.00%
Servicios de Formalizacion S.A. [Member]
Country of incorporation of subsidiary		Guatemala
The type of business of subsidiary		Loans formalization
Proportion of ownership interest in subsidiary		60.00%		60.00%		60.00%
Conserjeria, Mantenimiento y Mensajeria S.A. [Member]
Country of incorporation of subsidiary		Guatemala
The type of business of subsidiary		Maintenance services
Proportion of ownership interest in subsidiary		60.00%		60.00%		60.00%
Media Plus S.A. [Member]
Country of incorporation of subsidiary		Guatemala
The type of business of subsidiary		Advertising and marketing
Proportion of ownership interest in subsidiary		60.00%		60.00%		60.00%
New Alma Enterprises Ltd. [Member]
Country of incorporation of subsidiary		Bahamas
The type of business of subsidiary		Investments
Proportion of ownership interest in subsidiary		60.00%		60.00%		60.00%
Bancolombia Puerto Rico Internacional Inc. [Member]
Country of incorporation of subsidiary		Puerto Rico
The type of business of subsidiary		Banking
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Bancolombia Cayman S.A. [Member]
Country of incorporation of subsidiary		Cayman Islands
The type of business of subsidiary		Banking
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Bagricola Costa Rica S.A. [Member]
Country of incorporation of subsidiary		Costa Rica
The type of business of subsidiary		Investments
Proportion of ownership interest in subsidiary		99.16%		99.16%		99.16%
Valores Banistmo S.A. [Member]
Country of incorporation of subsidiary		Panama
Proportion of ownership interest in subsidiary		100.00%		100.00%
Suvalor Panama Fondos de Inversion S.A. [Member]
Country of incorporation of subsidiary	[2]	Panama
The type of business of subsidiary	[2]	Holding
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Suvalor Renta Fija Internacional Largo Plazo S.A. [Member]
Country of incorporation of subsidiary	[2]	Panama
The type of business of subsidiary	[2]	Collective investment fund
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A. [Member]
Country of incorporation of subsidiary	[2]	Panama
The type of business of subsidiary	[2]	Collective investment fund
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Grupo Agromercantil Holding S.A. [Member]
Country of incorporation of subsidiary		Panama
The type of business of subsidiary		Holding
Proportion of ownership interest in subsidiary		60.00%		60.00%		60.00%

[1]	Investment absorbed by Bancolombia S.A. Corp during 2016.
[2]	Investment initially acquired by Banistmo S.A. and subsequently merged with Valores Banistmo S.A during 2016.
[3]	Investments in non-operational stage.
[4]	Investment absorbed by Banistmo Capital Markets Group, Inc. during 2017.
[5]	Investment absorbed by Financomer S.A. during 2016.
[6]	Investment absorbed by Valores Banistmo S.A. during 2016.
[7]	Investment classified as assets held for sale. See Note 12. Assets held for sale and Inventories.
[8]	Investment in legal liquidation process.
[9]	Investment liquidates by Grupo Agromercantil Holding S.A. during 2017.